INVESTMENT CONTRACT WITH INSURANCE COMPANY	12 Months Ended
Dec. 31, 2025
REPUBLIC BANCORP INC. 401(K) RETIREMENT PLAN
INVESTMENT CONTRACT WITH INSURANCE COMPANY
INVESTMENT CONTRACT WITH INSURANCE COMPANY

NOTE 8 – INVESTMENT CONTRACT WITH INSURANCE COMPANY

In August 2020, the Plan entered into a fully benefit-responsive investment contract (the “2020 Investment Contract”) with EAICA. The 2020 Investment Contract is a participating group annuity contract with funds held in a general account of EAICA.

The 2020 Investment Contract is considered a “traditional” contract, meaning that the Plan owns the contract itself and not the underlying assets of the investment contract. The terms of the 2020 Investment Contract prohibit transfer or assignment of rights under the contract and provide for participant-initiated distributions at contract value, frequent re-setting of contractual interest rates based upon market conditions. Generally, there are no events that could limit the ability of the Plan to transact at contract value. Additionally, there are no events that allow the EAICA to terminate the 2020 Investment Contract and which require the Plan to settle at an amount different than contract value.

For the 2020 Investment Contract, the Plan’s general account is credited with contributions and earnings, including interest and dividends, on the underlying investments and is charged for participant withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investments at contract value. There are no reserves against contract value for credit risk of the EAICA or otherwise.

The crediting interest rate of the 2020 Investment Contract is based on the EAICA’s rate-setting process. Such interest rates are reset quarterly but cannot be less than 0%. The key factors that influence future interest-crediting rates could include the following: the level of market interest rates; the amount and timing of participant contributions, transfers and withdrawals into/out of the contracts; and the duration of the underlying investments backing the contract.

The Plan may terminate the 2020 Investment Contract with 60 days prior written notice to EAICA; however, the Plan must provide EAICA 12 months prior written notice of termination to avoid a market value adjustment, which could result in a terminating distribution above or below contract value.